Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 12, 2010

to the Prospectus for Class A and C Shares, the Prospectus for Institutional Class Shares, the Prospectus for

Class P Shares and the Prospectus for Class D Shares of Allianz Multi-Strategy Funds,

each Dated April 1, 2009,

the Prospectus for Class R Shares of the NACM International Growth Fund

Dated April 1, 2009,

the Prospectus for Class A, Class B and Class C Shares, the Prospectus for Class R Shares, the Prospectus

for Institutional Class and Administrative Class Shares, the Prospectus for Class P Shares and

the Prospectus for Class D Shares of the Allianz Global Investors Solutions Funds,

each Dated May 4, 2009, and

the Statement of Additional Information

Dated November 3, 2009

Disclosure Related to Allianz Funds Multi-Strategy Trust

Effective March 31, 2010, the subsection within each Prospectus entitled “Portfolio Holdings” is hereby revised to reflect that each Fund’s schedule of portfolio holdings will be posted on the Funds’ website, at www.allianzinvestors.com, approximately five (5) business days, as opposed to thirty (30) days, after the relevant month’s end.

Corresponding changes are hereby made to the Funds’ Statement of Additional Information.